                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21651
                                    ----------

                              The Drake Funds Trust
                               ------------------
               (Exact name of registrant as specified in charter)

               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven J. Luttrell
               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200
                                                    --------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: April 30, 2005
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS. The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

                                                  Drake Funds Trust

                                                  SEMI-ANNUAL REPORT


                                                  April 30, 2005





















                                                         DRAKE
                                                  [LOGO] ------
                                                         FUNDS

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PRESIDENT'S LETTER..........................................    2

MANAGEMENT DISCUSSION AND ANALYSIS..........................    3

SCHEDULE OF INVESTMENTS.....................................    8

STATEMENT OF ASSETS AND LIABILITIES.........................   13

STATEMENT OF OPERATIONS.....................................   14

STATEMENT OF CHANGES IN NET ASSETS..........................   15

STATEMENT OF CASH FLOWS.....................................   16

FINANCIAL HIGHLIGHTS........................................   17

NOTES TO FINANCIAL STATEMENTS...............................   18

OTHER INFORMATION...........................................   23

SHAREHOLDER FEE EXAMPLE.....................................   24

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS

Dear Shareholder:

     We are pleased to present you with the inaugural semi-annual report for the Drake Funds Trust (the "Trust") for the period ended April 30, 2005. The semi-annual report includes a management analysis of the market environment during the period and provides detailed information pertaining to the Drake Total Return Fund, its performance, holdings, and financial highlights. As of April 30, 2005, the net asset value of the Drake Total Return Fund was $20.75 million.

     In noteworthy developments since the launch of the Trust, the Drake Low Duration Fund commenced operations on May 2, 2005. The Drake Low Duration Fund, the second in the Drake Funds Trust family of mutual funds, is a diversified open management investment company which seeks to realize a total return exceeding that of its benchmark, the Merrill Lynch 1-3 Year Treasury Index, by investing in a broad range of short and intermediate fixed income securities. The Low Duration Fund maintains an overall duration within a specific band around that of its benchmark.

     We thank you for investing in the Drake Funds Trust. Please visit our website www.drakefunds.com for additional information.

Sincerely,

[SIGNATURE]

Steve J. Luttrell
President and Principal Executive Officer
Drake Funds Trust
April 30, 2005

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                             MARKET ENVIRONMENT OVER THE PERIOD ENDING
                             APRIL 30, 2005:

                             The US economy continued its trend-like growth into 2005 as fears over an economic soft patch were dispelled by strong retail sales in April and a positive employment report. Inflation fears began to mount in the first quarter, after the Commodity Research Bureau Index approached its highest point in 25 years and both US consumer and producer prices exhibited growing momentum. Meanwhile, the US Federal Reserve (the "Fed") continued to restrict monetary stimulus with rate hikes of 25 basis points ("bps") at all three meetings this year, bringing the Fed Funds target rate to 3.0%.

                             Ignoring current economic fundamentals and rising policy rates, long-term US Treasuries traded off of technical factors during the period. These technicals, combined with concerns about an economic soft patch, sent the benchmark 10-year US Treasury yield spiraling downwards from its high of 4.64% in March, to its April month end level of around 4.10%. Fed officials expressed surprise at the depressed yields, most notably with Alan Greenspan's now infamous "conundrum" speech. The Treasury curve also flattened dramatically, as short-term yields rose.

                             Nearly all spread sectors underperformed Treasuries year-to-date through April, as risk aversion returned to the market after a 24-month respite. Despite generally positive first quarter earnings announcements, spreads widened due to headline risk from the auto sector and related concerns about a possible credit/liquidity crisis. Investment grade credit, as defined by Lehman Brothers indices, has underperformed comparable duration Treasuries by 113 bps year-to-date. Lower rated securities bore the brunt of the spread widening as BBB, rated securities lost 229 bps versus Treasuries, while AA-rated securities underperformed by 40 bps.

                             Accordingly, swap-spread related products weathered credit concerns relatively well during the period due to their higher quality profile, with 10-year spreads widening about 4 bps since year-end. While volatility remained relatively tame, spreads on mortgage backed securities (MBS) widened slightly from 2005 lows as a flattening yield curve impacted the attractiveness of the carry trade, sparking concerns over declining demand. MBS were close to flat relative to duration equivalent Treasuries, losing only 5 bps over the period. In late March, the headline risk from the corporate bond market leaked into asset-backed securities (ABS), specifically the auto and credit card sectors. News on GM and Ford negatively impacted the sizeable amounts of the auto giants' ABS issues in the market, while Morgan Stanley's decision in April to spin off Discover pressured the credit card ABS sector. Despite the recent pressure, the Lehman ABS and CMBS indices have outperformed comparable duration Treasuries by 13 and 1 bps year-to-date, respectively.

                             In Europe, the dominant theme of 2005 to date has been disappointing economic growth combined with surprisingly low inflation, causing European sovereign yields to rally while the euro has weakened. Emerging and transition market economies (typically Eastern European markets transitioning to the EU) have enjoyed strong performance during the period, however risk

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                             aversion stemming from credit concerns in late March caused yield spreads in transition markets to widen relative to benchmark developed economies. Interestingly, during April, performance of emerging markets and US domestic high yield, which typically exhibit a strong correlation, decoupled. Emerging market investors enjoyed strong performance from the sector in April, while the high yield market floundered in the face of the US credit sector's difficulties.

                             PORTFOLIO PERFORMANCE AND STRATEGY IMPACT:
                             ------------------------------------------

                             Since inception of the fund on December 30, 2004 through April 30, 2005, the Drake Total Return Fund ("the Fund") has returned 1.41% (net of fees and expenses) versus a return of 1.30% of its benchmark, the Lehman Brothers U.S. Aggregate Index.

                             The Fund began the period with a substantial short duration position versus the benchmark, concentrated in the 10-year part of the curve. This was a net positive for the Fund's relative performance as rates backed up dramatically in February and the portfolio booked the gains by reducing the position. However, some gains were given back in April as rates rallied over fears of a perceived soft patch in the economy. Curve positioning for the period was underweight in 5- to 8-year maturities, with a smaller overweight in 2-year instruments compared to the benchmark.

                             Throughout the period, Drake has maintained the view that risk premia across the credit spectrum remain rich relative to current fundamentals. Reflecting this view, the portfolio maintained underweight/neutral positions in most benchmark spread products. Within these sectors, the portfolio held a substantial underweight in investment grade credits, favoring a barbell credit approach between swap-spread related product and US high yield instruments, which helped performance. Mortgage holdings replicated benchmark issues throughout the period. As mortgage basis risk and security selection was neutral, MBS had no substantial impact on performance over the benchmark. One of the only overweight allocations in benchmarked spread product was portfolio holdings of ABS and CMBS. The overweight allocation was a marginal positive as most securities were short duration floating rate instruments which performed better relative to their fixed rate counterparts.

                             In off-benchmark allocations, the portfolio held a significant position in short duration high-yield securities, mainly in the low BB rated area. Due to security selection, the high yield allocation within the portfolio was able to avoid much of the spread contagion and was a contributor to performance for the period.

                                                         DRAKE TOTAL RETURN FUND
--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2005

PORTFOLIO SECTOR ALLOCATION
% MARKET VALUE

                                  [PIE CHART]

SUMMARY PORTFOLIO
CHARACTERISTICS

                                     LEHMAN
                         DRAKE         US
                       PORTFOLIO    AGGREGATE    DIFFERENCE               INVESTMENT THEMES
-------------------------------------------------------------------------------------------------------
Duration                  3.26          4.27       -1.01       Short US duration position relative to
                                                               benchmark
-------------------------------------------------------------------------------------------------------
Convexity                -0.76         -0.41       -0.35       Favor shorter maturities
-------------------------------------------------------------------------------------------------------
Yield to Maturity         4.13          4.67       -0.54       Underweight investment grade credit
-------------------------------------------------------------------------------------------------------
OAS                         90            43          47       Allocation to high yield in BB- area
-------------------------------------------------------------------------------------------------------
Credit Quality              AA       AA1/AA2                   Underweight mortgages relative to other
                                                               swap-spread related product

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2005

PORTFOLIO SECTOR POSITION VS.
BENCHMARK

                                  [BAR GRAPH]

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2005

GROWTH OF $1,000 SINCE INCEPTION
TOTAL RETURN PERFORMANCE VS. BENCHMARK

                                    [CHART]

                     TOTAL RETURN PERFORMANCE VS. BENCHMARK

------------------------------------------------------------------------------------
                                    Q1            YEAR-TO-               SINCE
                                  2005*             DATE*              INCEPTION*
------------------------------------------------------------------------------------
Drake Total Return Fund            0.06%            1.27%                1.41%
------------------------------------------------------------------------------------
Lehman Brothers US
  Aggregate                       -0.48%            0.87%                1.30%
------------------------------------------------------------------------------------

* The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced.

Data as of April 30, 2005. Drake Total Return Fund incepted December 30, 2004. Net performance depicted after deduction of 0.43% for fees and expenses as calculated per the administrator, State Street Bank. The Lehman Brothers US Aggregate Index, which has substantially similar composition to the portfolio, may be used for comparison purposes. The Lehman Brothers US Aggregate Index (the "Index") is an unmanaged index of investment grade, US dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2005 (UNAUDITED)

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
ASSET-BACKED SECURITIES - 79.98%
AUTOMOBILES - 11.47%
  AmeriCredit Automobile Receivables Trust, Series 2002-D,
     Class A3, 2.72%, 4/12/2007                                 $   153,962    $    153,866
  Bay View Auto Trust, Series 2002-LJ1, Class A3, 2.92%,
     12/25/2007                                                     187,417         186,831
  CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011        250,000         252,500
  Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%,
     11/15/2010                                                     261,423         258,847
  Household Automotive Trust:
     Series 2001-1, Class A4, 5.57%, 11/19/2007                     204,520         205,063
     Series 2001-3, Class A4, 4.37%, 12/17/2008                     204,996         205,765
  Hyundai Auto Receivables Trust, Series 2003-A, Class A2,
     1.56%, 9/15/2006                                                79,340          79,191
  M&I Auto Loan Trust, Series 2002-1, Class A3, 2.49%,
     10/22/2007                                                      64,017          63,957
  Triad Auto Receivables Owner Trust, Series 2004-A, Class
     A2, 1.40%, 9/12/2007                                           241,079         239,986
  Union Acceptance Corp. Series 2002-A, Class A4, 4.59%,
     7/8/2008                                                        74,211          74,617
  WFS Financial Owner Trust, Series 2002-2, Class A4, 4.50%,
     2/20/2010                                                      655,000         658,889
                                                                               ------------
                                                                                  2,379,512
                                                                               ------------
CREDIT CARDS - 26.77%
  American Express Credit Account Master Trust, Series
     2001-5, Class B, 3.40%, 11/15/2010+                            600,000         604,125
  Bank One Issuance Trust:
     Series 2003-C1, Class C1, 4.54%, 9/15/2010                     182,000         182,256
     Series 2003-C2, Class C2, 4.09%, 12/15/2010+                   350,000         357,273
     Series 2003-C4, Class C4, 3.98%, 2/15/2011+                    194,000         197,577
  Chase Credit Card Master Trust:
     Series 2004-1, Class C, 3.42%, 5/15/2009+                      500,000         500,703
     Series 2003-6, Class C, 3.75%, 2/15/2011+                      150,000         151,969
  Citibank Credit Card Issuance Trust, Series 2000-C1, Class
     C1, 7.45%, 9/15/2007                                           645,000         653,869
  Discover Card Master Trust I, Series 2001-1, Class B,
     3.50%, 7/15/2010+                                              526,000         530,849
  Fleet Credit Card Master Trust II, Series 2001-A, Class B,
     3.40%, 8/15/2008+                                              500,000         501,094
  GE Capital Credit Card Master Note Trust, Series 2004-1,
     Class C, 3.50%, 6/15/2010+                                     600,000         601,875
  Household Affinity Credit Card Master Note Trust I, Series
     2003-1, Class C, 4.40%, 2/15/2010+                             650,000         668,180
  MBNA Credit Card Master Note Trust:
     Series 2003-C1, Class C1, 4.65%, 6/15/2012+                    125,000         132,668
     Series 2001-C3, Class C3, 6.55%, 12/15/2008                    140,000         144,178
     Series 2002-C5, Class C5, 4.05%, 1/15/2008                     280,000         280,175
     Series 2003-C3, Class C3, 4.30%, 10/15/2010+                    50,000          50,430
                                                                               ------------
                                                                                  5,557,221
                                                                               ------------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2005 (UNAUDITED)

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
EQUIPMENT LEASING - 3.09%
  IKON Receivables Funding LLC, Series 2003-1, Class A3A,
     3.19%, 12/17/2007+                                         $   640,874    $    641,174
                                                                               ------------
EQUIPMENT LEASING & COMMERCIAL LOANS - 1.29%
  CIT Equipment Collateral, Series 2002-VT1, Class A4,
     4.67%, 12/21/2009                                              268,034         268,243
                                                                               ------------
FINANCE - 0.33%
  Green Tree Financial Corporation, Series 1994-1, Class A5,
     7.65%, 4/15/2019                                                65,845          68,968
                                                                               ------------
HOME EQUITY - 33.56%
  ABFS Mortgage Loan Trust, Series 2000-2, Class A2, 3.28%,
     9/15/2031+                                                     191,922         192,046
  Advanta Mortgage Loan Trust Series 1999-3, Class A7,
     3.42%, 8/25/2029+                                              399,573         400,447
  Asset Backed Funding Certificates, Series 2004-OPT3, Class
     A3, 3.21%, 2/25/2030+                                          500,000         500,157
  Contimortgage Home Equity Loan Trust PAC, Series 1997-5,
     Class A8, 3.25%, 3/15/2024+                                    669,300         671,440
  Delta Funding Home Equity Loan Trust, Series 1997-1, Class
     A6, 7.21%, 4/25/2029                                           230,807         231,023
  Equivantage Home Equity Loan Trust, Series 1997-2, Class
     A4, 7.50%, 7/25/2028                                           127,737         127,490
  FNMA PAC, Series 1994-51, Class PJ, 6.50%, 9/25/2023              774,578         786,854
  FHLMC Structured Pass Through Securities, Series T-13,
     Class A7, 6.085%, 9/25/2029                                    487,163         496,221
  Greenpoint Home Equity Loan Trust, Series 2003-1, Class A,
     3.22%, 4/15/2029+                                              250,128         250,597
  Household Mortgage Loan Trust:
     Series 2003-HC2, Class A2, 3.32%, 6/20/033+                    473,329         474,096
     Series 2003-HC1, Class M, 3.64%, 2/21/2033+                    557,522         560,077
  Household Private Label Credit Card Master Note Trust,
     Series 2002-3, Class B, 4.20%, 9/15/2009+                      150,000         150,773
  IMC Home Equity Loan Trust, Series 1995-3, Class A5,
     7.50%, 4/25/2026                                               394,972         403,631
  Morgan Stanley Dean Witter Capital I:
     Series 2002-OP1, Class A2, 3.32%, 9/25/2032+                    41,085          41,091
     Series 2003-NC2, Class A2, 3.38%, 2/25/2033+                   117,805         117,860
  Provident Bank Home Equity Loan Trust:
     Series 2000-1, Class A2, 3.28%, 3/25/2030+                     445,325         445,908
     Series 1999-2, Class A3, 3.28%, 7/25/2030+                     572,771         572,771
  Salomon Brothers Mortgage Securities VII, Series 1998-NC3,
     Class A5, 6.93%, 8/25/2028                                     203,540         209,455

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2005 (UNAUDITED)

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
HOME EQUITY - CONTINUED
  Saxon Asset Securities Trust, Series 2002-2, Class AV,
     3.28%, 8/25/2032+                                          $    91,411    $     91,097
  Structured Asset Investment Loan Trust, Series 2004-1,
     Class A2, 3.22%, 2/25/2034+                                    242,070         242,108
                                                                               ------------
                                                                                  6,965,142
                                                                               ------------
MANUFACTURED HOUSING - 2.32%
  Vanderbilt Acquisition Loan Trust, Series 2002-1, Class
     A2, 4.77%, 10/7/2018                                           478,712         480,731
                                                                               ------------
RESIDENTIAL PROPERTIES - 1.15%
  Residential Asset Mortgage Products, Inc., Series
     2004-RS4, Class AI2, 3.247%, 9/25/2025                         240,000         238,675
                                                                               ------------
     TOTAL ASSET-BACKED SECURITIES - (COST $16,633,989)                          16,599,666
                                                                               ------------
CORPORATE BONDS & NOTES - 16.08%
AUTOMOTIVE - 1.25%
  Navistar International Corp., Series B, 9.375%, 6/1/2006          250,000         258,750
                                                                               ------------
BROADCASTING/CABLE - 2.42%
  COX Communications, Inc., 6.875%, 6/15/2005                       500,000         501,662
                                                                               ------------
BUILDING & CONSTRUCTION - 2.03%
  Building Materials Corp., Series B, 7.75%, 7/15/2005              200,000         201,000
  Schuler Homes, Inc., 10.50%, 7/15/2011                            200,000         220,841
                                                                               ------------
                                                                                    421,841
                                                                               ------------
CHEMICALS - 1.73%
  Airgas, Inc., 9.125%, 10/1/2011                                   200,000         217,000
  Lyondell Chemical Co., Series B, 9.875%, 5/1/2007                 139,000         143,170
                                                                               ------------
                                                                                    360,170
                                                                               ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 2.55%
  Fisher Scientific International, 8.00%, 9/1/2013                  250,000         270,000
  Solectron Corp., 7.97%, 11/15/2006                                250,000         260,000
                                                                               ------------
                                                                                    530,000
                                                                               ------------
ENTERTAINMENT/LEISURE - 1.30%
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000         270,625
                                                                               ------------
OIL & GAS - 1.07%
  The Premcor Refining Group, Inc., 9.25%, 2/1/2010                 200,000         221,500
                                                                               ------------
REAL ESTATE INVESTMENT TRUST - 1.29%
  Host Marriott LP, Series I, 9.50%, 1/15/2007                      250,000         267,500
                                                                               ------------
TELECOMMUNICATIONS - 1.27%
  Nextel Communications, Inc., 6.875%, 10/31/2013                   250,000         263,750
                                                                               ------------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2005 (UNAUDITED)

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
UTILITIES - 1.17%
  Allegheny Energy, Inc., 7.75%, 8/1/2005                       $   240,000    $    242,460
                                                                               ------------
     TOTAL CORPORATE BONDS & NOTES - (COST $3,375,802)                            3,338,258
                                                                               ------------
MORTGAGE-BACKED SECURITIES - 35.01%
  Freddie Mac, 5.50%, May 2005 15 Year TBA (+)                    2,000,000       2,047,969
  Fannie Mae, 6.00%, May 2005 30 Year TBA (+)                     3,300,000       3,387,140
  Ginnie Mae, 5.50%, May 2005 30 Year TBA (+)                     1,800,000       1,830,797
                                                                               ------------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $7,224,094)                         7,265,906
                                                                               ------------
FOREIGN BONDS & NOTES - 1.33%
NETHERLANDS - 0.96%
  MEDIA - 0.96%
     Yell Finance B.V. (Netherlands), 13.50%, #, 8/1/2011           200,000         199,750
                                                                               ------------
NORWAY - 0.37%
  OIL & GAS - 0.37%
     Petroleum Geo Services (Norway), 8.00%, 11/5/2006               75,000          76,688
                                                                               ------------
     TOTAL FOREIGN BONDS & NOTES - (COST $273,119)                                  276,438
                                                                               ------------
SECURITY SOLD, NOT YET PURCHASED - (9.68)%
  U.S. Treasury Note, 4.25%, 8/15/2014 - (Proceeds
     $1,988,120)                                                 (2,000,000)     (2,009,062)
                                                                               ------------
SHORT-TERM INVESTMENTS - 16.95%
  FHLMC Discount Note, 1.83%, 5/3/2005*                           1,500,000       1,499,771
                                                                               ------------
  Lehman Brothers Repurchase Agreement, 2.60% dated 4/29/05, to be repurchased at $2,018,229 on 5/3/05,
     collateralized by $2,000,000 U.S. Treasury Notes,
     4.25%, 8/15/14 (value $2,043,617)                            2,017,500       2,017,500
                                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS - (COST $3,517,271)                             3,517,271
                                                                               ------------
TOTAL INVESTMENTS - 139.67% - (COST $29,036,155)**                               28,988,477
OTHER ASSETS AND LIABILITIES (NET) - (39.67)%                                    (8,233,675)
                                                                               ------------
NET ASSETS - 100.00%                                                           $ 20,754,802
                                                                               ============

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2005 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF APRIL 30, 2005:

                                                                NOTIONAL     UNREALIZED
                        DESCRIPTION                              VALUE      APPRECIATION
                        -----------                            ----------   ------------
Receive fixed rate equal to 4.975% and pay floating rate
based on 3-month LIBOR                                         $1,000,000     $21,282
Broker: Morgan Stanley
Exp. 9/7/2019
Receive fixed rate equal to 4.550% and pay floating rate based on 3-month
LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2014                                                   1,000,000       1,462

OPEN LONG FUTURES CONTRACTS AS OF APRIL 30, 2005:

  NUMBER
    OF                                                                 NOTIONAL     UNREALIZED
CONTRACTS                         DESCRIPTION                           VALUE      APPRECIATION
---------                         -----------                         ----------   ------------
    9       U.S. Treasury Note 2-Year Futures, June 05                $1,869,328     $ 7,012
    24      U.S. Treasury Note 5-Year Futures, June 05                 2,602,875      39,324
    11      U.S. Treasury Note 10-Year Futures, June 05                1,225,641      29,969
    15      U.S. Treasury Bond Futures, June 05                        1,722,656      63,249

FOOTNOTES AND ABBREVIATIONS:
+ Variable rate security. The interest rate shown reflects the rate in effect at 4/30/2005.
(+)     Security is subject to delayed delivery.
#       Zero coupon bond until 8/1/2006, then 13.50% thereafter.
*       Rate represents annualized yield at date of purchase.
** All or a portion of this portfolio is segregated for securities sold, not yet purchased, futures, swaps and TBA's.
FNMA    Federal National Mortgage Association
FHLMC   Federal Home Loan Mortgage Corporation
GNMA    Government National Mortgage Association
PAC     Planned Amortization Class
TBA     To Be Announced

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                      APRIL 30, 2005 (UNAUDITED)

ASSETS
  Investments in securities, at value (cost, $31,024,275)      $30,997,539
  Cash                                                             256,406
  Cash collateral held at broker for open futures contracts         64,737
  Interest receivable                                              165,301
  Receivable for open swap agreements                               11,660
  Receivable from Investment Advisor                               106,598
                                                               -----------
     TOTAL ASSETS                                               31,602,241
                                                               -----------

LIABILITIES
  Payable for investment securities purchased                    8,629,164
  Securities sold, not yet purchased, at value (proceeds,
     $1,988,120)                                                 2,009,062
  Organization expenses payable                                     97,804
  Interest on security sold short                                   26,428
  Futures variation margin                                          13,813
  Legal fees payable                                                20,054
  Audit fees payable                                                16,546
  Blue sky fees payable                                              6,684
  Administration fees payable                                        6,554
  Printing fees payable                                              5,850
  Custodian fees payable                                             4,900
  Trustees fees payable                                              3,760
  Transfer agent fees payable                                        2,153
  Other accrued expenses payable                                     4,667
                                                               -----------
     TOTAL LIABILITIES                                          10,847,439
                                                               -----------
NET ASSETS                                                     $20,754,802
                                                               ===========
COMPOSITION OF NET ASSETS
  Paid-in capital                                              $20,684,575
  Undistributed net investment income                               15,247
  Accumulated net realized gain on investments                      52,475
  Net unrealized appreciation of investments, futures
     contracts and swaps                                             2,505
                                                               -----------
NET ASSETS                                                     $20,754,802
                                                               ===========
NET ASSET VALUE PER SHARE
  ($20,754,802 net assets/2,022,166 Drake Class shares of
     beneficial interest outstanding $0.001 par value;
     unlimited number of shares authorized)                    $     10.26
                                                               ===========

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
                                        PERIOD ENDED APRIL 30, 2005 (UNAUDITED)*

INVESTMENT INCOME
  Interest                                                     $265,794
  Other income                                                    5,563
                                                               --------
     TOTAL INVESTMENT INCOME                                    271,357
                                                               --------
EXPENSES
  Organizational expenses                                        97,804
  Administration fees                                            20,054
  Legal fees                                                     20,054
  Investment advisory fees                                       17,170
  Audit fees                                                     16,546
  Custodian fees                                                 10,299
  Transfer agent fees                                             9,693
  Blue sky fees                                                   6,684
  Printing fees                                                   5,850
  Trustees fees                                                   3,760
  Other expenses                                                  5,092
                                                               --------
     TOTAL GROSS EXPENSES                                       213,006
  Expenses reimbursed by Investment Advisor                    (183,474)
                                                               --------
     TOTAL NET EXPENSES                                          29,532
                                                               --------
NET INVESTMENT INCOME                                           241,825
                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
  Investments                                                    78,867
  Futures contracts                                             (26,392)
Net change in unrealized appreciation (depreciation) of:
  Investments                                                  (115,403)
  Futures contracts                                              95,164
  Swaps                                                          22,744
                                                               --------
Net Realized and Unrealized Gain                                 54,980
                                                               --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $296,805
                                                               ========

* Fund commenced operations on December 30, 2004.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
                                        PERIOD ENDED APRIL 30, 2005 (UNAUDITED)*

NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                        $   241,825
  Net realized gain on investments and futures contracts            52,475
  Change in net unrealized appreciation of investments,
     futures contracts and swaps                                     2,505
                                                               -----------
  Net increase in net assets from operations                       296,805
                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                           (226,578)
                                                               -----------
CAPITAL SHARES TRANSACTIONS
  Net proceeds from sales of shares                             20,457,997
  Reinvestment of distributions to shareholders                    226,578
                                                               -----------
  Net increase in net assets from capital shares
     transactions                                               20,684,575
                                                               -----------
NET INCREASE IN NET ASSETS                                      20,754,802
NET ASSETS
  Beginning of period                                                   --
                                                               -----------
  End of period                                                $20,754,802
                                                               ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                    2,000,000
  Shares issued in reinvestment of distributions to
     shareholders                                                   22,166
                                                               -----------
  Net increase in capital shares                                 2,022,166
                                                               ===========

* Fund commenced operations on December 30, 2004.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                         STATEMENT OF CASH FLOWS
                                FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)*

CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:          $     296,805
Adjustments to reconcile net change in net assets resulting
  from operations to net cash used for operations:
  Net realized gains from investments and futures contracts           52,475
  Net unrealized appreciation on investments, futures and
     swaps                                                             2,505
  Changes in assets and liabilities:
     Increase in securities sold, not yet purchased, at
      value                                                       (2,009,062)
     Increase in payables for securities purchased                 1,305,652
     Increase in organization expenses payable                        97,804
     Decrease in receivable for investments sold                      71,767
     Decrease in cash collateral held for open futures
      contracts                                                       59,464
     Decrease in interest receivable                                  45,234
     Increase in legal fees payable                                   20,054
     Increase in audit fees payable                                   16,546
     Increase in receivable for open swap agreements                  11,660
     Increase in blue sky fees payable                                 6,684
     Increase in administration fees payable                           6,554
     Increase in printing fees payable                                 5,850
     Increase in trustee fees payable                                  3,760
     Increase in transfer agent payable                                2,153
     Increase in accrued expenses payable                              4,667
     Increase in future variation margin payable                         735
     Decrease in custodian fees payable                               (4,455)
     Decrease in interest on security sold short                     (90,816)
     Increase in receivable from investment advisor                 (106,598)
                                                               -------------
  NET CASH USED FOR OPERATING ACTIVITIES                            (200,562)
                                                               -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of investment securities                             (37,717,364)
  Sales/Maturities of investment securities                        3,161,590
  Purchases of short-term investments                           (126,908,418)
  Sales/Maturities of short-term investments                     140,503,991
                                                               -------------
  NET CASH USED FOR INVESTING ACTIVITIES                         (20,960,201)
                                                               -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold                                       20,684,575
  Distributions                                                     (226,578)
                                                               -------------
  NET CASH PROVIDED BY FINANCING ACTIVITIES                       20,457,997
                                                               -------------
NET CHANGE IN CASH AND CASH EQUIVALENTS FOR THE PERIOD              (702,766)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                       959,172
                                                               -------------
CASH AND CASH EQUIVALENTS, END OF THE PERIOD                   $     256,406
                                                               =============

---------------

* Fund commenced operations on December 30, 2004.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
                                        PERIOD ENDED APRIL 30, 2005 (UNAUDITED)*

     The financial highlights table is intended to help you understand the Fund's financial performance since inception on December 30, 2004. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends).

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     10.23
                                                               -----------
Net investment income                                                 0.12
Net realized and unrealized gain on investments, futures and
  swaps                                                               0.02
                                                               -----------
Total from investment operations                                      0.14
Less Distributions from investment income                            (0.11)
                                                               -----------
Net asset value, end of period                                 $     10.26
                                                               ===========
TOTAL RETURN**                                                        1.41%
                                                               ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period                                      $20,754,802
Ratio of total net expenses to average net assets                     0.43%***
Ratio of total gross expenses to average net assets                   3.10%***
Ratio of net investment income to average net assets (with
  reimbursement)                                                      3.52%***
Ratio of net investment income to average net assets
  (without reimbursement)                                             0.85%***
Portfolio turnover rate                                              11.91%

*  Fund commenced operations on December 30, 2004.

**  Total return for period less than one year is not annualized.

*** Annualized.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2005 (UNAUDITED)

NOTE 1 - ORGANIZATION
The Drake Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company organized as a Delaware statutory trust on October 6, 2004. The Trust was registered with the Securities and Exchange Commission effective December 30, 2004. As such, the results of operations, cash flows and financial highlights presented are for the period from December 30, 2004 through April 30, 2005. The Trust offers two funds that have differing investment objectives and policies: the Drake Low Duration Fund and the Drake Total Return Fund. The Fund offers two share classes: Drake Class and Administrative Class, however only shares of the Drake Class of the Drake Total Return Fund have been issued to date as of April 30, 2005.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over-the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type; indications as to value from dealers; expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators; and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value. As of April 30, 2005, the Fund held no fair valued securities.

C.  FUTURES CONTRACTS
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is "marked to market" and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2005 (UNAUDITED)

The Fund may invest in exchange-traded commodity, index, interest rate and foreign currency futures for risk management purposes or as part of its investment strategies.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2005, the Fund had outstanding futures contracts as listed on the Fund's Schedule of Investments.

D.  FOREIGN CURRENCY TRANSLATIONS
The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

Market value of investment securities and other assets and liabilities are translated at the rate of exchange at the valuation date. Purchases and sales of investment securities, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the periods, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investments.

Realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end. The Fund did not invest in foreign currency-denominated securities during the period ended April 30, 2005.

E.  SWAP AGREEMENTS
The Fund may engage in various types of swap transactions, including commodity, credit/event-linked, foreign currency, index, interest rate, security and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are generally smaller.

As of April 30, 2005, the Fund had open swap agreements as listed on the Fund's Schedule of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

F.  COMMITMENTS
The Fund may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized appreciation on the underlying securities purchased and any difference between the sale price and current market value of the underlying securities sold. Market risk exists on

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2005 (UNAUDITED)

commitment to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest. A Fund making a purchase commitment must segregate assets determined to be liquid in an amount sufficient to meet the purchase price.

As of April 30, 2005, the Fund had outstanding to-be-announced ("TBA") purchase commitments as listed on the Fund's Schedule of Investments.

G.  DOLLAR ROLLS
The Fund may enter into dollar rolls (principally using TBA's) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date in the future. The Fund accounts for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

As of April 30, 2005, the Fund invested in TBA dollar rolls as listed on the Fund's Schedule of Investments.

H.  REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the fund's custodian. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

As of April 30, 2005, the Fund had an outstanding repurchase agreement as listed on the Fund's Schedule of Investments.

I.  SHORT SALES
The Fund may enter into short sales, primarily to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid to cover its position.

As of April 30, 2005, the Fund had an investment sold short as listed on the Fund's Schedule of Investments.

J.  RESTRICTED AND ILLIQUID SECURITIES
The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2005 (UNAUDITED)

valuation may be difficult. The Fund did not invest in restricted or illiquid securities during the period ended April 30, 2005.

K.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment security transactions are recorded as of the trade date of the purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

L.  FEDERAL INCOME TAXES
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. All distributions from the Fund through April 30, 2005 were from Net Investment Income. Therefore, no Federal Income or Excise Tax provision is required.

NOTE 3 - INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement with Drake Capital Management LLC (the "Investment Advisor") for the Fund. The Investment Advisor oversees the investments of the Fund and for such services is paid an advisory fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

In addition, the Investment Advisor has contractually agreed through October 31, 2005 to waive its fees and bear certain other expenses to the extent necessary to limit the annual expenses of the Fund, as a percentage of net assets, to 0.43% for the Drake Class and 0.68% for the Administrative Class.

Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Fund of 1/3 of one basis point of the Fund's net asset value (.003%), plus reimbursement of out-of-pocket expenses related to Board and Committee meetings. The Trust does not pay any fees to its officers for their services.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN
The Trust has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor"). The Distributor serves as the Trust's distributor and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Trust's underwriter. The Trustees have adopted Distribution Plans (the "Plans") for the Drake Administrative Class of each Fund in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that each Fund shall pay distribution fees, including payments to the Distributor. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets attributable to Administrative Class shares. As of April 30, 2005 no shares have been issued for the Administrative Class shares.

NOTE 5 - INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $32,774,591 and $3,161,590 respectively, for the period ended April 30, 2005. Cost of purchases was $4,942,773, and proceeds from sales was $0 of U.S. Government securities, excluding short-term investments, for the period ended April 30, 2005.

At April 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $63,402 and aggregate gross unrealized depreciation for all securities for which there was

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2005 (UNAUDITED)

an excess of financial reporting cost over value was $60,897 and net appreciation for financial reporting purposes was $2,505. At April 30, 2005, aggregate cost for financial reporting purposes was $31,024,275.

NOTE 6 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared and paid monthly. Dividends are paid separately for each class. Dividends on Administrative Class shares are expected to be lower than dividends on Drake Class shares as a result of the service and/or distribution fees applicable to Administrative Class Shares.

Distributions are made on a per share basis to shareholders on record-date, regardless of how long shares have been owned. Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. Net short-term gains may be paid more frequently. A fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV unless the shareholder elects to have the distributions paid in cash.

NOTE 7 - CONCENTRATIONS AND INDEMNIFICATIONS
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swaps and options agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by the changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However the Fund expects the risk of loss to be remote.

NOTE 8 - RELATED PARTIES
From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2005, Drake Partners LLC or its members owned 100% of the Fund.

NOTE 9 - SUBSEQUENT EVENT
On May 2, 2005, the Drake Low Duration Fund commenced operations.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                               OTHER INFORMATION
                                                      APRIL 30, 2005 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that are used by the Trust's Investment Advisor to vote proxies relating to the Fund's portfolio securities will be available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS; and (2) as an exhibit to the Fund's annual report on Form N-CSR which will be available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Once the Trust files its first report, information regarding how the Investment Advisor votes these proxies will be available by calling the same number and on the Commission's website. The Trust will file its first report on Form N-PX on or before August 30, 2005 covering the Fund's proxy voting records for the 12-month period ending June 30, 2005.

QUARTERLY PORTFOLIO OF INVESTMENTS
The Fund's Schedule of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Schedule of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SHAREHOLDER FEE EXAMPLE (UNAUDITED)

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, 12b-1 distribution and service fees (Administrative Class Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 30, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table for the fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

                      BEGINNING           ENDING ACCOUNT        EXPENSES
                    ACCOUNT VALUE             VALUE            PAID DURING
   ACTUAL              12/30/04              4/30/05           THE PERIOD
   ------          ----------------       --------------       -----------
                        $1,000              $1,014.10*            $1.45*

                      BEGINNING           ENDING ACCOUNT        EXPENSES
                    ACCOUNT VALUE             VALUE            PAID DURING
HYPOTHETICAL           12/30/04              4/30/05           THE PERIOD
------------       ----------------       --------------       -----------
                        $1,000              $1,015.28             $1.45**

* Value and Expenses Paid are based on the period from 12/30/04-4/30/05. Therefore, expenses are calculated by multiplying the annualized expense ratio for the class by the average account balance over the period from 12/30/04-4/30/05 and multiplying that number by 122/365 (to reflect the portion of the period that the Fund was in existence).

** Expenses Paid were calculated as if the Fund had been in existence during the entire period.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

DRAKE FUNDS TRUST

SERVICE PROVIDERS                            TRUSTEES AND OFFICERS

INVESTMENT ADVISOR:                          TRUSTEE AND CHAIRMAN
DRAKE CAPITAL MANAGEMENT, LLC                Kevin Hennessey
660 Madison Avenue, 16th Floor
New York, NY 10021                           TRUSTEE
                                             Janice Brennan
DISTRIBUTOR:
ALPS DISTRIBUTORS, INC.                      TRUSTEE
1625 Broadway, Suite 2200                    Thomas Willis
Denver, CO 80202
                                             TRUSTEE, PRESIDENT AND
CUSTODIAN AND ACCOUNTING AGENT:              PRINCIPAL EXECUTIVE OFFICER*
STATE STREET BANK AND TRUST COMPANY          Steven Luttrell
225 Franklin Street
Boston, MA 02110                             VICE PRESIDENT, TREASURER AND
                                             PRINCIPAL FINANCIAL OFFICER
FUND ADMINISTRATOR:                          Stacey Feller
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110                             SECRETARY AND
                                             CHIEF COMPLIANCE OFFICER
TRANSFER AGENT:                              Christopher Appler
ALPS MUTUAL FUNDS SERVICES, INC.
1625 Broadway, Suite 2200                    ASSISTANT SECRETARY AND
Denver, CO 80202                             ASSISTANT TREASURER
                                             Bernard Bresnahan
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM:                             *Interested Trustee
PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers Center
300 Madison Avenue                           INVESTMENT MANAGER
New York, NY 10017
                                             DRAKE CAPITAL MANAGEMENT, LLC
LEGAL ADVISORS:                              660 Madison Avenue, 16th floor
KATTEN MUCHIN ROSENMAN                       New York, NY 10021
525 West Monroe Street
Chicago, IL 60661-3693                       Registered Investment Adviser
                                             with the SEC

TELEPHONE (TOLL-FREE):        1-866-372-5338

U.S. MAIL:                    DRAKE FUNDS
                              c/o ALPS Distributors, Inc.
                              PO Box 8347
                              Denver, CO 80201

EMAIL:                        drakefunds@drakemanagement.com

INTERNET:                     http://www.drakefunds.com


The Drake Funds are distributed by ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202, www.alpsinc.com, 1-866-383-6273.

Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited for capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds' portfolios does not apply to the stability or safety of the Funds.

PRIVACY POLICY

The Drake Funds Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-DRAKEFUNDS, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov, and (iii) the Funds' website www.DRAKEFUNDS.com. The Trust will file its first report on Form N-PX on or before August 30, 2005 covering the Funds' proxy voting records for the 12-month period ending June 30, 2005.

SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended January 31, 2005, the Total Return Fund had begun to file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly schedule of investments is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

INVESTMENT ADVISOR

Drake Capital Management LLC ("Drake" or the "Advisor"), a Delaware limited liability company, serves as investment advisor to the Funds pursuant to investment advisory contracts (each an "Advisory Contract") between Drake and the Trust with respect to each Fund.

The Advisory Contracts were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contracts or interested persons of such parties ("Independent Trustees"), at a meeting held on December 9, 2004. In determining whether to approve each Advisory Contract, the Trustees considered information reasonably necessary to evaluate its terms from a number of sources including materials provided by Drake. Among the information considered were the fees and expenses to be paid by the Funds and by comparable funds, the costs of providing these services, the Expense Limitation Agreement between Drake and the Trust on behalf of the Funds (pursuant to which the total annual operating expenses of each of the Funds will be limited to 0.43% of the average daily net assets for Drake Class shares and 0.68% of average daily net assets for Administrative Class shares), and the profitability of Drake's relationship with the Funds. The Trustees also considered the nature and quality of services provided under the Advisory Contract, and Drake's investment strategies for managing the Funds. The Trustees also considered the terms of the Trust's Administration Agreement and the fees paid and services provided to the Funds' administrator and transfer agent. In addition, the Trustees considered the relationships among Drake, and its affiliates, including any collateral benefits received by Drake or its affiliates due to Drake's relationship with the Funds. The Trustees also considered Drake's representations concerning its staffing, capabilities and methodologies applied in managing the Funds, including the importance of retention of personnel with relevant portfolio management experience. The Board also considered Drake's investment performance in operating the Total Return Fund as a private fund prior to it commencing operations as a registered investment company. Economies of scale derived from the growth in Fund assets and whether Drake's fee arrangement and expense limitation obligations reflect any economies of scale for the benefit of Fund investors were also considered.

         In reviewing the nature and quality of services to be provided by Drake, the Trustees noted that, in addition to the investment advisory services to be provided to the Funds, Drake will provide certain administrative services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In addition, the Trustees, based on their discussions with Drake, also focused on the anticipated role of senior management in the day-to-day operations of the Funds and on the quality of the compliance and administrative staff at Drake. Moreover, the Trustees noted Drake's ability to attract quality and experienced personnel to manage the Funds and its continuing efforts to expand its capabilities. In considering the fees and estimated expenses of the Funds in comparison to the fees and expenses of funds with similar characteristics, the Trustees noted that the advisory fee rate was at the average for the group. In addition, the

Trustees noted Drake's commitment to waive its fees and reimbursement expenses in order to cap the Funds' overall expenses.

         Upon completion of the Board's review and discussion, the Trustees concluded that the investment advisory fees payable to Drake under the Advisory Contracts are fair and reasonable in light of the services provided to the Funds, and approved the Advisory Contracts between the Trust and Drake for an initial one-year period.

ITEM 2. CODE OF ETHICS. Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Drake Funds Trust

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    -----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: June 29, 2005

By: /s/ Stacey Feller
    ----------------------
Name: Stacey Feller
Title: Vice President, Treasurer & Principal Financial Officer
Date: June 29, 2005